SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) [1]	Dec. 31, 2017 CNY (¥)	[1]
Assets:
Cash and cash equivalents	$ 378,530	¥ 2,469,909		¥ 3,198,086	¥ 2,606,939
Prepaid expenses and other assets	42,697	278,591		1,333,221
Amounts due from related parties	135,480	884,006		988,853
Available-for-sale investments	26,899	175,515		460,991
Total assets	1,027,165	6,702,253		9,644,420
Liabilities:
Accrued expenses and other liabilities	185,275	1,208,915		2,324,552
Total liabilities	448,213	2,924,589		5,154,330
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 186,332,444 and 187,569,640 shares issued as of December 31, 2019 and 2020, respectively; 185,595,072 and 167,965,710 shares outstanding as of December 31, 2019 and 2020, respectively)	19	121		121
Treasury stock (737,372 and 1,043,930 shares as of December 31, 2019 and 2020, respectively)	(6,153)	(40,147)		(37,097)
Additional paid-in capital	775,199	5,058,176		5,038,691
Accumulated other comprehensive income	2,622	17,108		21,855
Accumulated deficit	(192,735)	(1,257,594)	¥ (26,054)	(533,480)
Total equity	578,952	3,777,664		4,490,090	¥ (363,413)	¥ (7,889,733)
Total liabilities and equity	$ 1,027,165	¥ 6,702,253		¥ 9,644,420
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000		500,000,000
Ordinary shares, issued (in shares)	187,569,640	187,569,640		186,332,444
Ordinary shares, outstanding (in shares)	167,965,710	167,965,710		185,595,072
Treasury Stock, Shares	1,043,930	1,043,930		737,372
Reportable Legal Entities | Parent Company
Assets:
Cash and cash equivalents	$ 7,818	¥ 51,013		¥ 68,438
Prepaid expenses and other assets	355	2,319		2,639
Amounts due from its subsidiaries and the consolidated VIEs	125,722	820,329		905,015
Amounts due from related parties	88,205	575,537
Available-for-sale investments	11,339	73,990		85,129
Investments in its subsidiaries and the consolidated VIEs	346,844	2,263,159		3,682,743
Total assets	580,283	3,786,347		4,743,964
Liabilities:
Accrued expenses and other liabilities	1,331	8,683		6,497
Amounts due to its subsidiaries and the consolidated VIEs | ¥				200,331
Amounts due to related parties | ¥				47,046
Total liabilities	1,331	8,683		253,874
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 186,332,444 and 187,569,640 shares issued as of December 31, 2019 and 2020, respectively; 185,595,072 and 167,965,710 shares outstanding as of December 31, 2019 and 2020, respectively)	19	121		121
Treasury stock (737,372 and 1,043,930 shares as of December 31, 2019 and 2020, respectively)	(6,153)	(40,147)		(37,097)
Additional paid-in capital	775,199	5,058,176		5,038,691
Accumulated other comprehensive income	2,622	17,108		21,855
Accumulated deficit	(192,735)	(1,257,594)		(533,480)
Total equity	578,952	3,777,664		4,490,090
Total liabilities and equity	$ 580,283	¥ 3,786,347		¥ 4,743,964
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000		500,000,000
Ordinary shares, issued (in shares)	187,569,640	187,569,640		186,332,444
Ordinary shares, outstanding (in shares)	167,965,710	167,965,710		185,595,072
Treasury Stock, Shares	1,043,930	1,043,930		737,372

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.